Stockholders Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders Deficit

Note 13 Stockholders Deficit

(A)	Common Stock

For the six-months ended June 30, 2017 and twelve-months ended December 31 2016, the Company issued the following common stock:

Transaction Type		Quantity (shares)	Valuation ($)	Range of Value Per Share

2016 Equity Transactions
Common Stock issued Board of Directors Compensation	(1)	62,000	$42,000	0.60-1.00

Common stock issued per Agreement and Waiver and Agreement to Convert	(2)	1,790,092	822,524	0.25-.625

Common Stock Offering	(3)	3,155,000	7,538,000	1.00-2.70

Common Stock Award	(4)	25,000	15,000	0.60

Common Stock Issued for Services	(5)	300,000	136,250	0.25-1.00

Common Stock Issued for Conversion of Debt	(6)	443,156	110,789	0.25

Total 2016 Equity Transactions		5,775,248	$8,664,563	0.25-2.65

2017 Equity Transactions (through June 30, 2017)
Common Stock Offering	(7)	69,667	$209,000	3.00

Commons Stock Issued per Exercise of Warrants	(8)	1,666,667	5,000,000	3.00

Common Stock Issued per Exercise of Options	(9)	30,000	78,000	2.60

Total 2017 Equity Transactions (through June 30, 2017)		1,766,334	$5,287,000	$2.60-3.00

The following is a more detailed description of the Company’s stock issuance from the table above:

(1)	Shares Issued to Board of Directors

The Company appointed a new director in November 2015. Pursuant to the Company’s Director Compensation Policy (the “Director Compensation Policy”), the Company issued the director 50,000 shares of the its common stock valued at $0.60 per share in connection with the director’s appointment. The stock award was granted on November 15, 2015, but the shares were not issued by the Company until February 2016. In January 2016, this director agreed to serve as the Company’s Audit Committee Chair, and the Company issued the director 12,000 shares of the its common stock valued at $1.00 per share as compensation for the additional responsibilities, pursuant to the Director Compensation Policy.

(2)	Shares Issued in Connection with the Notes or Agreements to Convert

In connection with the Agreement and Waiver and Agreement to Convert, as of the twelve-months ended December 31, 2016, the Company issued an additional 2,343,191 shares of its common stock as payment for Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages, representing payment to Investors of $1,210,798. Of this amount, $625,000 represents prior year stock awards/grants that were not issued until 2016.

(3)	Shares Issued in Connection with Offering

On February 19, 2016, the Company completed a second closing of its offering of shares of its common stock, which first closed on December 24, 2015, representing aggregate gross proceeds to the Company of $300,000, and thereafter issued 300,000 shares of its common stock.

In April 2016, the Company completed an offering of 2,000,000 shares of its common stock at an offering price of $2.50 per share, and 1,666,667 in warrants having a conversion price of $3.00 per share.

In May 2016, the Company completed an offering of 675,000 shares of its common stock at an offering price of $2.60 per share, and 1,350,000 of warrants having conversion price between $3.00 and $3.50 over the next three anniversary dates.

In July 2016, the Company completed an offering of 30,000 shares of its common stock at an offering price of $2.60 per share, and an additional 150,000 shares of its common stock at $2.70 per share in two separate offerings.

(4)	Shares Issued Pursuant to Stock Awards.

In September 2016, the Company issued 25,000 shares of its common stock in stock awards granted on November 15, 2015, at $0.60 per share.

(5)	Shares Issued for Services

In September 2016, the Company issued 300,000 shares of its common stock representing $136,250 in services received in 2015. The share conversions were in a range of valuations between $0.25 and $1.00 per share, based on the dates of the agreements and when the services were rendered.

(6)	Shares Issued in Conjunction with Retirement of Debt

In accordance with the Notes, the Company issued 443,156 shares of its common stock for the retirement of debt during the year-ended December 31, 2016.

(7)	Shares Issued for Common Stock

During the six-months ended June 30, 2017, the Company received gross proceeds of $209,000 from the issuance of 69,667 shares of its common stock to three individuals at $3.00 per share. In connection therewith, the Company issued five-year options to purchase up to 315,000 shares of its common stock at an exercise price of $3.00 per share.

(8)	Shares Issued Pursuant to Warrants Exercised

In March 2017, the Company issued 1,666,667 shares of its common stock upon exercise in full of a warrant having an exercise price of $3.00 per share, and the Company received gross proceeds of $5,000,000.

(9)	Shares Issued Pursuant to Options Exercised

In April 2017, the Company issued 30,000 shares of its common stock upon exercise in full of an option having an exercise price of $2.60 per share, and the Company received gross proceeds of $78,000.

(B)	Preferred Stock

The following is a summary of the Company’s Preferred Stock Activity:

Transaction Type	Quantity	Valuation	Range of Value per Share

2016 Preferred Stock Transactions

Preferred Stock Issued per August 2016 Election	13,056,932	$44,393,569	$3.40

Total 2016 Preferred Stock Transactions	13,056,932	$44,393,569	$3.40

2017 Preferred Stock Transactions (through June 30, 2017)

Preferred Stock Issued per August 2016 Election	400,000	$1,360,000	$3.40

Total 2017 Preferred Stock Transactions (through June 30, 2017)	400,000	$1,360,000	3.40

In accordance with the August 2016 Elections (see Note 8(B)), the Company has issued 13,456,932 shares of 6% Preferred Stock in exchange for Notes having a principal balance of $3,364,234. The Preferred Stock will be convertible upon the election of the holder thereof. Shares of the Preferred Stock may be repurchased by the Company upon 30 days’ prior written notice, in whole or in part, for USD $3.50 per share, provided that during such notice period the holder will continue to have the option and right to convert its shares of Preferred Stock into shares of the Company’s common stock. Holders will also have a put option, allowing them to sell their shares of Preferred Stock back to the Company at USD $0.25 per share, the Note conversion price, and therefore the stock is classified as Mezzanine equity rather than permanent equity. The stock was valued based upon the value of Common Shares publicly traded nearest the conversion date. During the six-month ended June 30, 2017 the Company paid dividends in the amount of $85,745 to the Preferred Stock shareholders.

(C)	Stock Options

The following is a summary of the Company’s stock option activity:

		Weighted Average	Weighted Average Remaining Contractual Life	Aggregate Intrinsic
	Options	Exercise Price	(In Years)	Value
2016 Activity
Exercised	—	$—	$—	$—
Granted	1,150,000	0.835	10.00	3,404,000
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2016	1,150,000	0.835	8.16	$3,404,000
Exercised	(30,000)	2.60	—	(78,000)
Granted	3,105,000	0.883	8.38	$6,220,850
Forfeited/Cancelled	—	—	—	—
Balance- June 30, 2017	3,075,000	$0.883	8.00	$6,142,850

The Company has issued options that have vested to purchase stock through our Incentive Plan. The Company has issued 4,425,000 common stock options in conjunction with all option plans. The Company has reserved 4,140,000 shares with the transfer agent for the future issuance for shares associated with common stock options issued. As a result, 285,000 shares have not been reserved and are included in the calculation of derivative liability (See Note 9).

(D)	Warrants Issued

The following is a summary of the Company’s stock warrant activity:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2015	9,728,984	$0.289	1.7
Issued	3,826,667	3.28	1.8
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2016	13,555,651	$0.72	1.7

Issued	60,000	3.00	2.9
Exercised	(1,666,667)	3.00	—
Cancelled/Forfeited	—	—	—
Balance, June 30, 2017	11,948,984	$0.83	1.9

During 2016, the Company issued warrants to four (4) different groups totaling 3,826,667. These warrants had lives ranging from one to five years at strike prices between $3.00 and $3.50 per share.

In March 2017, 1,666,667 warrants were exercised at $3.00 per share.

In May 2017, 60,000 warrants were issued at price between $3.00 and $3.50 per share contingent on the date of exercise.

(E)	2015 Stock Incentive Plan

On April 27, 2015, the Board approved the Company’s 2015 Stock Incentive Plan (the “Incentive Plan”). Under the Incentive Plan, the Board has the sole authority to implement, interpret, and/or administer the Incentive Plan unless the Board delegates all or any portion of its authority to implement, interpret, and/or administer the Incentive Plan to a committee of the Board, or (ii) the authority to grant and administer awards under the Incentive Plan to an officer of the Company. The Incentive Plan relates to the issuance of up to 5,000,000 shares of the Company’s common stock, subject to adjustment, and shall be effective for ten (10) years, unless earlier terminated. Certain options to be granted to employees under the Incentive Plan are intended to qualify as Incentive Stock Options (“ISOs”) pursuant to Section 422 of the Internal Revenue Code of 1986, as amended, while other options granted under the Incentive Plan will be nonqualified options not intended to qualify as Incentive Stock Options ISOs (“Nonqualified Options”), either or both as provided in the agreements evidencing the options described.

Note 13 Stockholders Deficit

(A) Common Stock

For the twelve months ended December 31, 2016 and year ended December, 31 2015, the Company issued the following common stock:

Transaction Type		Quantity	Valuation	Range of Value per Share
2015 Equity Transactions

Common stock issued per Waiver and Conversion Agreement	(1)	1,718,585	$429,646	$0.25

Common stock issued per Employment Agreement of CEO	(2)	750,000	173,688	0.25

Common stock issued per Stock Rights Offering	(3)	3,782,666	2,210,032	0.60

Common stock issued per Stock Rights Offering- to be issued	(4)	500,000	500,000	1.00
December 31 2015		6,751,251	$3,313,366	$0.25-1.00
Common Stock issued Board of Directors Compensation	(5)	62,000	62,000	1.00

Common stock issued per Waiver and Conversion Agreement	(6)	1,790,092	822,524	0.25-0.625

Common Stock offering	(7)	3,155,000	7,538,000	1.00-2.70

Common Stock Award	(8)	25,000	65,000	2.60

Common Stock Issued for Services	(9)	300,000	804,000	1.00-3.40

Common Stock Issued for Conversion of Debt	(10)	443,156	110,789	0.25

December 31, 2016		5,575,248	$9,370,563	$0.25-2.70

The following is a more detailed description of the Company’s stock issuance from the table above:

(1)	Agreement and Waiver and Agreement to Convert

The Company issued 1,718,585 shares at $0.25 per share, representing $429,646 in penalties and interest, in connection with the Agreement and Waiver and the Agreement to Convert. For a complete description of the Agreement and Waiver and the Agreement to Convert, see Note 7 above.

(2)	Shares Issued to Chief Executive Officer

In November 2014, the Company entered into an Employment Agreement with its current Chief Executive Officer, which provided for stock based compensation equal to 750,000 of restricted shares, of which 250,000 shares vested in May 2015 and 500,000 shares vested in December 2015. These shares were issued at $0.25 per share and were issued subsequent to December 31, 2015.

(3)	Shares Issued in Connection with Stock Offering

In May 2015, the Company offered to existing shareholders a maximum of 6,666,667 shares of common stock at an issuance cost of $0.60 per share for a total of $4,000,000 (the “May Stock Offering”). The May Stock Offering concluded on November 15, 2015 the Company will issue 3,782,666 shares in connection with three closings.

(4)	Shares Issued in Connection with Stock Offering

In November 2015, the Company offered to new and existing shareholders a maximum of 2,000,000 shares of common stock at an issuance cost of $1.00 per share for a total of $2,000,000 (the “November Stock Offering”). On December 24, 2015, the Company closed subscriptions for 500,000 shares of common stock pursuant to the November Stock Offering, and on January 4, 2016, the stock certificates representing those shares were issued. Shares Issued in Board of Directors Compensation.

(5)	Shares issued to Board of Directors

The Company added a new Director in November 2015. The Company issued the Director 50,000 shares of Common Stock at $0.60 per share as compensation in February 2016. In addition, this Director agreed to serve as the Company’s Audit Committee Chair, and received 12,000 shares of Common Stock at $1.00 per share as compensation for these additional responsibilities.

(6)	Shares Issued in Connection with the Notes or Agreements to Convert

In connection with the Agreement and Waiver and Agreement to Convert, as of the twelve months ended December 31, 2016, the Company issued an additional 2,343,191 shares of its common stock as payment for Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages, representing payment to Investors of $1,210,798. Of this amount, $625,000 is prior year stock awards/grants not issued until 2016.

(7)	Shares Issued in Connection with Offering

On February 19, 2016, the Company completed a second closing of the November Stock Offering representing aggregate gross proceeds to the Company of $300,000, and thereafter issued 300,000 shares of its common stock.

In April 2016, the Company completed an offering of 2,000,000 shares at an offering price of $2.50 and 1,666,667 in warrants with a conversion price of $3.00 per share.

In May 2016, the Company completed an offering of 675,000 shares at an offering price of $2.60 and 1,350,000 of warrants with a conversion price between $3.00 and $3.50 over the next three anniversary dates.

In July 2016, the Company completed an offering for 30,000 shares at $2.60 and an additional 150,000 shares at $2.70 in two separate offerings.

(8)	Shares Issued Pursuant to Stock Awards.

In September 2016, the Company issued 25,000 shares in stock awards at $0.60 per share.

(9)	Shares Issued for Services

In September 2016, the Company issued 300,000 shares issued representing $136,250 in services received. The share conversions were in a range of $0.25 to $1.00 per share.

(10)	Shares Issued in Conjunction with Retirement of Debt

In accordance with the Notes, 443,156 shares were issued for the retirement of debt during the period.

(B) Preferred Stock

The following is a summary of the Company’s Preferred Stock Activity

Transaction Type	Quantity	Valuation	Range of Value per Share
2015 Preferred Stock Transactions
	—	$—	$—

December 31 2015	—	$—	$—

Common stock issued per Waiver and Conversion Agreement	13,056,932	44,393,469	$3.40

December 31, 2016	5,575,248	$44,393,469	$$3.40

In accordance with the Company’s Convertible Notes Payable Preferred Option offering (Note 7 (C) ) 13,056,932 shares of 6% Preferred Stock. The Preferred Stock will be convertible upon the election of the holder thereof. Shares of the Preferred Stock may be repurchased by the Company upon 30 days’ prior written notice, in whole or in part, for USD $3.50 per share, provided that during such notice period the holder will continue to have the option and right to convert its shares of Preferred Stock into shares of the Company’s common stock. Holders will also have a put option, allowing them to sell their shares of Preferred Stock back to the Company at USD $0.25 per share, the Note conversion price, and therefore the stock is classified as Mezzanine equity rather than permanent equity The stock was valued based upon the value of Common Shares publicly traded nearest the conversion date. During the year ended December 31, 2016, the Company distributed $30,966 to the Preferred Stock shareholders.

(C) Stock Options

The following is a summary of the Company’s stock option activity:

			Weighted Average	Aggregate
		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance- December 31, 2014	200,000	0.375	2.18	$324,829
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2015	200,000	0.375	2.18	$324,829
Exercised	—	—	—	—
Granted (1)	1,150,000	0.835	1.38	$1,700,000
Forfeited/Cancelled	—	—	—	—
Balance- December 31, 2016	1,350,000	0.835	1.38	$1,700,000

(1)	The Company has issued options that have vested to purchase stock through our Incentive Plan. Shares have not been reserved with our transfer agent, therefore, they are considered “tainted”. The Company has determined that they should be accounted for at fair value, as a derivative liability, see Note 8 for further details.

(D) Warrants Issued

The following is a summary of the Company’s stock option activity:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2014	9,728,984	0.375	2.2
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2015	9,728,984	$0.375	2.2
Issued	3,826,667	$3.28	2.0
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2016 (1)	13,555,651	$1.20	2.5

(1)	The Company identified conversion features embedded within warrants attached to stock purchases in 2016. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions. See Footnote 8 for further details.

During 2016, the Company issued warrants to four (4) different groups totaling 3,826,667. These warrants had lives ranging from one to five years at strike prices between $3.0 and $3.50 per share.

(E) 2015 Stock Incentive Plan

On April 27, 2015, the Board approved the Company’s 2015 Stock Incentive Plan (the “Incentive Plan”). Under the Incentive Plan, the Board has the sole authority to implement, interpret, and/or administer the Incentive Plan unless the Board delegates all or any portion of its authority to implement, interpret, and/or administer the Incentive Plan to a committee of the Board, or (ii) the authority to grant and administer awards under the Incentive Plan to an officer of the Company. The Incentive Plan relates to the issuance of up to 5,000,000 shares of the Company’s common stock, subject to adjustment, and shall be effective for ten (10) years, unless earlier terminated. Certain options to be granted to employees under the Incentive Plan are intended to qualify as Incentive Stock Options (“ISOs”) pursuant to Section 422 of the Internal Revenue Code of 1986, as amended, while other options granted under the Incentive Plan will be nonqualified options not intended to qualify as Incentive Stock Options ISOs (“Nonqualified Options”), either or both as provided in the agreements evidencing the options described.

The Incentive Plan further provides that awards granted under the Incentive Plan cannot be exercised until a majority of the Company’s shareholders have approved the Incentive Plan. The Incentive Plan which became effective July 31, 2016.